FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                         Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2005


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).




CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005
                                   (unaudited)

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                                                                                                 Rating
          Face                                                                                   Moody's/
         Amount           General Obligation Bonds (3.2%)                                        S&P                  Value    (a)

                     Bowling Green, Kentucky
 $      200,000        5.300%, 06/01/18                                                           Aa3/NR            $   216,228

                     Lexington-Fayette Urban County Government, Kentucky
      2,000,000        4.750%, 05/01/24 FGIC Insured                                              Aaa/AAA             2,045,100

                     Lexington-Fayette Urban County, Kentucky Government
                      Project Unlimited Tax
        125,000        5.000%, 12/01/15                                                           Aa2/AA+               132,625
        340,000        5.150%, 12/01/17                                                           Aa2/AA+               363,759

                     Louisville - Jefferson County, Kentucky Metro
                       Government Unlimited Tax
      1,590,000        5.000%, 11/01/19                                                           Aa2/AA              1,712,446
      1,825,000        5.000%, 11/01/20                                                           Aa2/AA              1,956,911

                     Louisville, Kentucky Unlimited Tax
      2,205,000        5.000%, 10/01/21 FGIC Insured                                              Aaa/AAA             2,320,410

                     Warren County, Kentucky Judicial Unlimited Tax
        345,000         5.100%, 09/01/17 AMBAC Insured                                            Aaa/NR                370,496
        365,000         5.150%, 09/01/18 AMBAC Insured                                            Aaa/NR                392,098

                                                                                                                  --------------
                     Total General Obligation Bonds                                                                   9,510,073
                                                                                                                  --------------

                     Revenue Bonds (96.2%)
                     -----------------------------------------------------------------------

                    State Agencies (34.5%)
                     -----------------------------------------------------------------------

                     Kentucky Area Development District Financing
        500,000        5.000%, 12/01/23  LOC Wachovia Bank                                         NR/AA                524,170

                     Kentucky Infrastructure Authority
      1,000,000         5.250%, 06/01/12                                                          Aa3/A+              1,082,640
        635,000         5.250%, 06/01/12                                                          Aa3/A+                660,883
      2,740,000         5.250%, 06/01/14                                                          Aa3/A+              2,954,789
      1,235,000         5.250%, 08/01/17                                                           NR/AA              1,354,511
        100,000         5.000%, 06/01/18                                                          Aa3/A+                105,530
        230,000         5.000%, 06/01/21                                                          Aa3/A+                241,764

                     Kentucky State Property and Buildings Commission
        220,000         6.000%, 09/01/08                                                          Aa3/A+                237,145
      4,000,000         5.375%, 02/01/14 FSA Insured  (pre-refunded)                              Aaa/AAA             4,426,640
        400,000         5.250%, 10/01/14 (pre-refunded)                                           Aa3/A+                435,992
      3,250,000         5.625%, 09/01/15 (pre-refunded)                                           Aa3/A+              3,592,648
        460,000         5.125%, 09/01/15 (pre-refunded)                                           Aa3/AAA               498,152
      1,000,000         5.000%, 11/01/15 AMBAC Insured                                            Aaa/AAA             1,082,000
        100,000         5.375%, 05/01/16 MBIA Insured (pre-refunded)                              Aaa/AAA               108,280
      3,775,000         5.375%, 08/01/16 (pre-refunded)                                           Aaa/AAA             4,159,333
      2,725,000         5.375%, 08/01/16 FSA Insured                                              Aaa/AAA             2,945,643
      3,905,000         5.125%, 09/01/16 (pre-refunded)                                           Aa3/AAA             4,228,881
      5,000,000         5.250%, 10/01/16                                                          Aa3/A+              5,386,900
      1,100,000         5.000%, 11/01/16 AMBAC Insured                                            Aaa/AAA             1,186,229
      1,265,000         5.250%, 08/01/17 MBIA Insured (pre-refunded)                              Aaa/AAA             1,402,493
      1,250,000         5.000%, 08/01/17 FSA Insured (pre-refunded)                               Aaa/AAA             1,352,725
        975,000         5.000%, 08/01/17 FSA Insured                                              Aaa/AAA             1,025,661
      8,155,000         5.125%, 09/01/17 (pre-refunded)                                           Aa3/AAA             8,831,376
        200,000         5.375%, 10/01/17 MBIA Insured (pre-refunded)                              Aaa/AAA               221,468
      4,735,000         5.250%, 10/01/17                                                          Aa3/A+              5,086,811
      1,250,000         5.500%, 11/01/17 FSA Insured                                              Aaa/AAA             1,385,575
      1,000,000         5.000%, 11/01/17 AMBAC Insured                                            Aaa/AAA             1,072,660
        165,000         5.375%, 02/01/18 FSA Insured (pre-refunded)                               Aaa/AAA               182,599
      3,030,000         5.000%, 08/01/18 FSA Insured (pre-refunded)                               Aaa/AAA             3,279,005
      3,950,000         5.125%, 09/01/18 (pre-refunded)                                           Aa3/AAA             4,268,331
      6,000,000         5.250%, 10/01/18                                                          Aa3/A+              6,427,320
      1,000,000         5.500%, 11/01/18 FSA Insured                                              Aaa/AAA             1,108,460
        155,000         5.100%, 11/01/18 FSA Insured                                              Aaa/AAA               165,802
        145,000         5.100%, 11/01/18 (pre-refunded)                                           Aa3/AAA               155,208
      1,500,000         5.000%, 11/01/18 AMBAC Insured                                            Aaa/AAA             1,603,635
      1,040,000         5.000%, 08/01/19 FSA Insured (pre-refunded)                               Aaa/AAA             1,125,467
      4,000,000         5.375%, 10/01/19 MBIA Insured (pre-refunded)                              Aaa/AAA             4,429,360
      1,925,000         5.000%, 10/01/19                                                          Aa3/A+              2,024,831
        360,000         5.000%, 10/01/19 MBIA Insured (pre-refunded)                              Aaa/AAA               391,378
        785,000         5.150%, 11/01/19 FSA Insured                                              Aaa/AAA               842,611
      3,000,000         5.000%, 11/01/19 FSA Insured                                              Aaa/AAA             3,168,000
      2,000,000         5.750%, 05/01/20 MBIA Insured (pre-refunded)                              Aaa/AAA             2,207,220
        250,000         5.000%, 05/01/20 FSA Insured                                              Aaa/AAA               260,720
        160,000         5.000%, 10/01/20 MBIA Insured (pre-refunded)                              Aaa/AAA               173,946
        200,000         5.000%, 08/01/21 FSA Insured (pre-refunded)                               Aaa/AAA               216,984
        270,000         5.100%, 10/01/21 MBIA Insured (pre-refunded)                              Aaa/AAA               294,986
        255,000         5.150%, 02/01/22 FSA Insured (pre-refunded)                               Aaa/AAA               278,967
      5,000,000         5.000%, 10/01/22 MBIA Insured (pre-refunded)                              Aaa/AAA             5,467,700
        235,000         5.000%, 08/01/23 MBIA Insured (pre-refunded)                              Aaa/AAA               256,575
         80,000         5.000%, 08/01/23 MBIA Insured (pre-refunded)                              Aaa/AAA                87,345

                     Kentucky State Property Buildings Community Revenues
      7,200,000         5.000%, 08/01/21 FSA Insured                                              Aaa/AAA             7,701,192

                                                                                                                  --------------
                     Total State Agencies                                                                           101,708,541
                                                                                                                  --------------

                    County Agencies (6.7%)
                     -----------------------------------------------------------------------

                     Jefferson County, Kentucky Capital Projects
      1,000,000         5.200%, 06/01/08 MBIA Insured                                             Aaa/AAA             1,051,800
        430,000         5.200%, 06/01/12 MBIA Insured                                             Aaa/AAA               452,046
        570,000         5.250%, 06/01/13 MBIA Insured                                             Aaa/AAA               599,771
        520,000         5.250%, 06/01/14 MBIA Insured                                             Aaa/AAA               547,160
      3,370,000         5.375%, 06/01/18 MBIA Insured                                             Aaa/AAA             3,549,958
      1,640,000         5.375%, 06/01/22 MBIA Insured                                             Aaa/AAA             1,724,837
      5,935,000         5.500%, 06/01/28 MBIA Insured                                             Aaa/AAA             6,258,814

                     Nelson County, Kentucky Court Facilities Project Revenue
        185,000         5.000%, 06/01/21                                                          Aa3/NR                194,823

                     Warren County, Kentucky Justice Center
      1,580,000         5.250%, 09/01/17 MBIA Insured                                             Aaa/AAA             1,668,211

                     Warren County, Kentucky Justice Center Expansion Corp.
                      Revenue
        700,000         5.400%, 09/01/24                                                          Aa3/NR                755,013
      2,895,000         5.350%, 09/01/29 MBIA Insured                                             Aaa/AAA             3,046,437

                                                                                                                  --------------
                     Total County Agencies                                                                           19,848,870
                                                                                                                  --------------

                     City / Municipality Obligations (0.9%)
                     -----------------------------------------------------------------------

                     Jeffersontown, Kentucky Public Project Corp.
        500,000         5.750%, 11/01/15                                                           A3/NR                524,675

                     Lexington-Fayette Urban County Government, Kentucky Public
                      Facilities Revenue
        180,000         5.125%, 10/01/23 FSA Insured                                              Aaa/AAA               190,987

                     Louisville, Kentucky Parking Authority
      1,140,000         5.000%, 12/01/14 MBIA Insured                                             Aaa/AAA             1,197,547

                     Shelbyville, Kentucky Certificates of Participation
        625,000        5.000%, 10/01/22                                                            A2/NR                654,238

                                                                                                                  --------------
                     Total City / Municipality Obligations                                                            2,567,447
                                                                                                                  --------------

                       Hospitals (4.0%)
                     -----------------------------------------------------------------------

                     Jefferson County, Kentucky Health Facilities Revenue
        240,000         5.000%, 10/01/12 MBIA Insured                                             Aaa/AAA               251,270
      1,715,000         5.650%, 01/01/17 AMBAC Insured                                            Aaa/AAA             1,795,948
      2,200,000         5.250%, 05/01/17                                                           NR/A               2,338,182
      2,815,000         5.125%, 10/01/17 AMBAC Insured ETM                                        Aaa/AAA             2,940,042
        125,000         5.750%, 01/01/26 AMBAC Insured                                            Aaa/AAA               130,971

                     Jefferson County, Kentucky Revenue  Medical Center Revenue
      2,000,000         5.500%, 05/01/22                                                           NR/A               2,155,960

                     Kentucky Economic Development Finance Authority
      1,000,000         5.000%, 02/01/18 FSA Insured                                              Aaa/AAA             1,029,670

                     Louisville - Jefferson County, Kentucky Medical Center Revenue
      1,000,000         5.000%, 06/01/18                                                           NR/A               1,069,480

                                                                                                                  --------------
                     Total Hospitals                                                                                 11,711,523
                                                                                                                  --------------

                        Housing (7.8%)
                     -----------------------------------------------------------------------

                     Kentucky Housing Corp. Housing Revenue
        250,000         4.100%, 01/01/15 AMT                                                      Aaa/AAA               248,277
        170,000         4.100%, 07/01/15 AMT                                                      Aaa/AAA               168,778
        200,000         4.200%, 01/01/16 AMT                                                      Aaa/AAA               198,886
        550,000         4.200%, 07/01/16 AMT                                                      Aaa/AAA               546,821
        555,000         4.200%, 01/01/17                                                          Aaa/AAA               552,020
        100,000         5.125%, 07/01/17                                                          Aaa/AAA               102,451
        680,000         4.200%, 07/01/17                                                          Aaa/AAA               676,226
        285,000         4.250%, 01/01/18                                                          Aaa/AAA               283,102
         95,000         5.550%, 07/01/18 AMT                                                      Aaa/AAA                95,155
        180,000         4.250%, 07/01/18                                                          Aaa/AAA               178,765
        150,000         5.850%, 07/01/20 AMT                                                      Aaa/AAA               150,000
      2,000,000         5.600%, 07/01/20 AMT                                                      Aaa/AAA             2,092,960
      1,150,000         5.350%, 01/01/21 AMT                                                      Aaa/AAA             1,183,638
      6,275,000         5.450%, 07/01/22 AMT                                                      Aaa/AAA             6,526,439
      4,065,000         5.250%, 07/01/22 AMT                                                      Aaa/AAA             4,184,389
        245,000         5.200%, 07/01/22                                                          Aaa/AAA               251,539
        300,000         5.100%, 07/01/22 AMT                                                      Aaa/AAA               306,840
      4,140,000         5.200%, 07/01/25 AMT                                                      Aaa/AAA             4,250,869
        275,000         5.375%, 07/01/27                                                          Aaa/AAA               283,715
        570,000         5.550%, 07/01/33                                                          Aaa/AAA               590,885

                                                                                                                  --------------
                     Total Housing                                                                                   22,871,755
                                                                                                                  --------------

                        Schools (19.6%)
                     -----------------------------------------------------------------------

                     Beechwood, Kentucky Independent School District Finance Corp.
        180,000         5.650%, 03/01/20                                                          Aa3/NR                194,985

                     Berea, Kentucky Educational Facilities Revenue (Berea College)
      1,000,000         4.125%, 06/01/25                                                          Aaa/NR                971,720

                     Boone County, Kentucky School District Finance Corp.
      1,730,000         4.125%, 08/01/22 XLCA Insured                                             Aaa/NR              1,681,802
      1,360,000         4.250%, 08/01/23 XLCA Insured                                             Aaa/NR              1,328,339

                     Boone County, Kentucky School District Finance Corp. School
                      Building
        660,000         5.000%, 06/01/15                                                          Aa3/NR                689,423
        225,000         5.250%, 08/01/15                                                          Aa3/NR                241,218
        285,000         5.700%, 02/01/16                                                          Aa3/NR                310,587
      1,000,000         5.375%, 08/01/20 FSA Insured                                              AAA/NR              1,068,870

                     Boyd County, Kentucky School District Finance Corp.
      1,025,000         5.000%, 10/01/15                                                          Aa3/NR              1,084,430
        575,000         5.375%, 10/01/17                                                          Aa3/NR                608,327

                     Bullitt County, Kentucky School District Finance Corp.
        200,000         4.300%, 10/01/21                                                          Aaa/NR                201,036
      2,455,000         4.500%, 10/01/22 MBIA Insured                                             Aaa/NR              2,526,342
      2,590,000         4.500%, 10/01/23 MBIA Insured                                             Aaa/NR              2,659,386

                     Christian County, Kentucky School District Finance Corp.
        500,000         5.000%, 06/01/09                                                          Aa3/NR                524,450

                     Christian County Kentucky School District Finance Corp.
        820,000         4.000%, 08/01/19 XLCA Insured                                             Aaa/NR                804,584
        855,000         4.000%, 08/01/20 XLCA Insured                                             Aaa/NR                833,471
        905,000         4.000%, 08/01/21 XLCA Insured                                             Aaa/NR                876,049
      1,465,000         4.000%, 08/01/22 XLCA Insured                                             Aaa/NR              1,410,985
      1,525,000         4.125%, 08/01/23 XLCA Insured                                             Aaa/NR              1,475,315
      1,590,000         4.125%, 08/01/24 XLCA Insured                                             Aaa/NR              1,528,435

                     Daviess County Kentucky School District Finance Corp.
        200,000         5.000%, 06/01/24                                                          Aa3/NR                211,500

                     Fayette County, Kentucky School Building
      1,780,000         5.700%, 12/01/16 (pre-refunded)                                           Aa3/AA-             1,871,848

                     Fayette County, Kentucky School Building Revenue
        200,000         5.125%, 04/01/18 AMBAC Insured                                            Aaa/AAA               213,516

                     Fayette County, Kentucky School District Finance Corp.
        250,000         5.300%, 09/01/14                                                          Aa3/AA-               268,620
      5,000,000         4.250%, 04/01/23 FSA Insured                                              Aaa/AAA             4,915,150

                     Floyd County, Kentucky School Building
        250,000         5.000%, 12/01/09                                                          Aa3/NR                266,068

                     Franklin County, Kentucky School District Finance Corp.
      1,000,000        5.000%, 04/01/24                                                           Aa3/NR              1,056,630

                     Graves County, Kentucky School Building Revenue
      1,260,000         5.000%, 06/01/22                                                          Aa3/NR              1,332,097
      1,320,000         5.000%, 06/01/23                                                          Aa3/NR              1,391,993

                     Hardin County, Kentucky School District Finance Corp.
        100,000         5.500%, 02/01/17 (pre-refunded)                                           Aa3/NR                109,912
      1,475,000         4.000%, 02/01/19 AMBAC Insured                                            Aaa/NR              1,437,712

                     Hickman County, Kentucky School District Finance Corp.
                      School Building Revenue
        250,000         5.000%, 06/01/24                                                          Aa3/NR                264,375

                     Jefferson County, Kentucky School District Finance Corp.
                      School Building
        750,000         5.300%, 01/01/13 FSA Insured                                              Aaa/AAA               826,050
        250,000         5.250%, 07/01/16 FSA Insured                                              Aaa/AAA               266,085
      1,360,000         4.250%, 06/01/21 FSA Insured                                              Aaa/AAA             1,355,308

                     Jessamine County, Kentucky School District Finance Corp.
                      School Building Revenue
      1,205,000         4.900%, 05/01/22                                                          Aa3/NR              1,251,561

                     Kenton County, Kentucky School District
      1,800,000         5.375%, 03/01/15 (pre-refunded)                                           Aa3/A+              1,895,958
        955,000         5.000%, 04/01/16                                                          Aa3/NR              1,013,026
      1,055,000         5.000%, 04/01/17                                                          Aa3/NR              1,118,479
        605,000         5.000%, 04/01/19                                                          Aa3/NR                639,630

                     Kentucky Economic Development Finance Authority College
                      Revenue Centre College
      1,230,000         5.000%, 04/01/17 FSA Insured                                              Aaa/AAA             1,305,116
      1,675,000         5.000%, 04/01/19 FSA Insured                                              Aaa/AAA             1,767,879

                     Lexington-Fayette Urban County, Kentucky Government Project
                      Transylvania University
      1,320,000         5.125%, 08/01/18 MBIA Insured                                             Aaa/AAA             1,388,706

                     Lexington-Fayette Urban County, Kentucky Government Project
                      U.K. Library
        725,000         5.000%, 11/01/15 MBIA Insured                                             Aaa/AAA               771,603
        305,000         5.000%, 11/01/18 MBIA Insured                                             Aaa/AAA               323,349

                     Lincoln County, Kentucky School District
        250,000         4.800%, 08/01/19                                                          Aa3/NR                261,737

                     Louisville & Jefferson County, Kentucky University of
                      Louisville
        500,000         5.000%, 06/01/19 AMBAC Insured                                            Aaa/AAA               536,380
        525,000         5.000%, 06/01/20 AMBAC Insured                                            Aaa/AAA               561,036

                     Oldham County, Kentucky School District Finance Corp.
        700,000        5.000%, 05/01/19 MBIA Insured                                              Aaa/NR                746,172

                     Scott County, Kentucky School Building
        100,000         5.000%, 03/01/22                                                          Aa3/NR                105,677

                     Scott County, Kentucky School District Finance Corp.
      1,115,000         4.200%, 01/01/22 AMBAC Insured                                            Aaa/NR              1,113,640
      1,955,000         4.250%, 01/01/23 AMBAC Insured                                            Aaa/NR              1,956,369
      1,560,000         4.300%, 01/01/24 AMBAC Insured                                            Aaa/NR              1,561,092

                     Taylor County, Kentucky School Building
        175,000         5.250%, 06/01/19                                                          Aa3/NR                187,309

                     University of Kentucky Revenue
      1,335,000         5.000%, 05/01/16 FGIC Insured (pre-refunded)                              Aaa/AAA             1,434,070
        505,000         5.000%, 06/01/18 FSA insured                                              Aaa/NR                535,921

                     Walton-Verona, Kentucky Independent School District
        105,000         5.100%, 06/01/19                                                          Aa3/NR                110,749
        205,000         5.000%, 06/01/24                                                          Aa3/NR                216,787

                                                                                                                  --------------
                     Total Schools                                                                                   57,608,864
                                                                                                                  --------------

                    Transportation (11.8%)
                     -----------------------------------------------------------------------

                     Kenton County, Kentucky  Airport Board Airport Revenue
        500,000         5.625%, 03/01/13 MBIA Insured AMT                                         Aaa/AAA               545,495
      1,570,000         5.000%, 03/01/13 MBIA Insured AMT                                         Aaa/AAA             1,664,545
        750,000         5.625%, 03/01/14 MBIA Insured AMT                                         Aaa/AAA               816,030
      1,000,000         5.500%, 03/01/17 MBIA Insured AMT                                         Aaa/AAA             1,083,950
      2,230,000         5.500%, 03/01/18 MBIA Insured AMT                                         Aaa/AAA             2,409,827
      1,300,000         5.000%, 03/01/23 MBIA Insured AMT                                         Aaa/AAA             1,342,978

                     Kentucky Interlocal School Transportation Authority
        145,000         5.400%, 06/01/17                                                          Aa3/A+                146,391
        400,000         6.000%, 12/01/20                                                          Aa3/A+                403,824
        200,000         6.000%, 12/01/20                                                          Aa3/A+                201,912
        300,000         5.800%, 12/01/20                                                          Aa3/A+                302,775
        400,000         5.650%, 12/01/20                                                          Aa3/A+                403,608
        350,000         5.600%, 12/01/20                                                          Aa3/A+                353,129

                     Kentucky State Turnpike Authority Economic Development
                      & Resource Recovery Road
                            Revenue
      1,000,000         6.500%, 07/01/08 AMBAC Insured                                            Aaa/AAA             1,087,460
      1,000,000         5.625%, 07/01/12 FSA Insured (pre-refunded)                               Aaa/AAA             1,108,930
        200,000         5.625%, 07/01/13 FSA Insured (pre-refunded)                               Aaa/AAA               221,786
        500,000         5.625%, 07/01/14 FSA Insured (pre-refunded)                               Aaa/AAA               554,465
        250,000         5.200%, 07/01/14 FSA Insured (pre-refunded)                               Aaa/AAA               272,165
        450,000         5.250%, 07/01/15 FSA Insured (pre-refunded)                               Aaa/AAA               490,972
      2,775,000         5.250%, 07/01/16 FSA Insured                                              Aaa/AAA             3,004,354
      3,455,000         5.100%, 07/01/18 FSA Insured                                              Aaa/AAA             3,664,304

                     Louisville-Jefferson County Regional Airport, Kentucky
      1,000,000         5.500%, 07/01/12 FSA Insured AMT                                          Aaa/AAA             1,087,770
      2,000,000         5.750%, 07/01/15 FSA Insured AMT                                          Aaa/AAA             2,194,760
      2,000,000         5.500%, 07/01/15 FSA Insured AMT                                          Aaa/AAA             2,178,400
      1,650,000         5.750%, 07/01/17 FSA Insured AMT                                          Aaa/AAA             1,803,582
      1,000,000         5.250%, 07/01/18 FSA Insured AMT                                          Aaa/AAA             1,067,340
      1,000,000         5.000%, 07/01/18 FSA Insured AMT                                          Aaa/AAA             1,036,720
      1,370,000         5.250%, 07/01/21 FSA Insured AMT                                          Aaa/AAA             1,449,268
      3,390,000         5.250%, 07/01/22 FSA Insured AMT                                          Aaa/AAA             3,579,298
        275,000         5.375%, 07/01/23 FSA Insured AMT                                          Aaa/AAA               291,739

                                                                                                                  --------------
                     Total Transportation                                                                            34,767,777
                                                                                                                  --------------

                       Utilities (10.9%)
                     -----------------------------------------------------------------------

                      Bardstown, Kentucky
        200,000         5.000%, 12/01/19 MBIA Insured                                             Aaa/NR                212,532

                     Boone County, KY Pollution Control Rev. - Dayton Power & Light
      1,000,000         4.700%, 01/01/28 FGIC Insured                                             Aaa/AAA             1,010,060

                     Campbell & Kenton Counties, Kentucky Sanitation Sewer District
        100,000         5.000%, 08/01/24 FSA Insured                                              Aaa/AAA               104,456

                     Kentucky Rural Water Finance Corp.
        595,000         5.000%, 02/01/20 AMBAC Insured                                            Aaa/AAA               628,106

                     Lexington-Fayette Urban County Government, Kentucky Sewer
                      System
      1,000,000         5.000%, 07/01/19                                                          Aa3/AA              1,061,910

                     Louisville & Jefferson County, Kentucky Metropolitan Sewer
                      District
      1,000,000         5.000%, 05/15/12 FGIC Insured                                             Aaa/AAA             1,051,340
      2,565,000         5.375%, 05/15/17 MBIA Insured                                             Aaa/AAA             2,805,212
      2,180,000         5.000%, 05/15/18 FSA Insured                                              Aaa/AAA             2,345,244
      2,380,000         4.250%, 05/15/20 FSA Insured                                              Aaa/AAA             2,372,217
      2,510,000         4.250%, 05/15/21 FSA Insured                                              Aaa/AAA             2,487,285
        400,000         5.000%, 05/15/22 FGIC Insured                                             Aaa/AAA               418,488

                     Louisville, Kentucky Waterworks Board Water System Revenue
      1,000,000         5.250%, 11/15/16 FSA Insured                                              Aaa/AAA             1,077,330
      1,000,000         5.250%, 11/15/17 FSA Insured                                              Aaa/AAA             1,077,330
      2,485,000         5.250%, 11/15/18 FSA Insured                                              Aaa/AAA             2,677,165
        205,000         5.250%, 11/15/19 FSA Insured                                              Aaa/AAA               217,411
      6,600,000         5.250%, 11/15/22 FSA Insured                                              Aaa/AAA             7,103,976
      2,415,000         5.250%, 11/15/24 FSA Insured                                              Aaa/AAA             2,588,928

                     Northern Kentucky Water District
        660,000         5.000%, 02/01/23 FGIC Insured                                             Aaa/NR                689,383

                     Owensboro-Davies County, Kentucky Water District
        600,000         5.000%, 01/01/13 AMBAC Insured                                            Aaa/AAA               614,688

                     Owensboro, Kentucky Electric and Power
      1,485,000        5.000%, 01/01/20 FSA Insured                                               Aaa/AAA             1,563,972

                                                                                                                  --------------
                     Total Utilities                                                                                 32,107,033
                                                                                                                  --------------

                     Total Revenue Bonds                                                                            283,191,810
                                                                                                                   ------------

                     Total Investments (cost $283,676,833**)                                               99.4%    292,701,883

                     Other assets less liabilities                                                                    1,770,474
                                                                                                            0.6

                                                                                           ---------------------- --------------
                     Net Assets                                                                           100.0%   $294,472,357
                                                                                           ====================== ==============


                     Portfolio Distribution By Quality Rating (unaudited)

                     Aaa of Moody's or AAA of S&P.
                                                                   78.7%
                     Aa of Moody's or AA of S&P.
                                                                   19.0
                     A A of Moody's or S&P.
                                                                  -------
                                                                    2.3

                                                                  100.0 %
                                                                 ======

                     * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                        ** See note b.

                                    PORTFOLIO ABBREVIATIONS:
                     ---------------------------------------------------------
                     AMBAC - American Municipal Bond Assurance Corp.
                     AMT       - Alternative Minimum Tax
                     ETM      - Escrowed To Maturity
                     FGIC     - Financial Guaranty Insurance Co.
                     FSA       - Financial Security Assurance
                     LOC      - Letter of Credit
                     MBIA     - Municipal Bond Investors Assurance
                     NR        - Not Rated
                     XLCA   - XL Capital Assurance

                     See accompanying notes to financial statements.


                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $283,676,833 amounted to $9,025,050, which consisted of aggregate gross unrealized appreciation of $9,502,124 and aggregate gross unrealized depreciation of $440,074.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005